Acquisitions, investments, purchases of intangible assets and divestitures - Investments Proceeds from divestitures (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments and Purchases of Intangible Assets
Investments and purchases of intangible assets, total purchase consideration	€ 72,574	€ 676,160	€ 44,369
Cash consideration	72,574	675,302	44,369
Divestitures
Proceeds from divestitures	79,427	1,683,292	437,031
Cash portion of proceeds from divestitures	59,940	1,682,975	415,388
Non-cash portion of proceeds from divestitures	€ 19,487	€ 317	€ 21,643